Summary of Significant Accounting Policies (Details) - Schedule of Other Current Assets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) - Schedule of Other Current Assets [Line Items]
Total other current assets	$ 53,605	$ 56,410	$ 3,804
Prepaid material purchases [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Other Current Assets [Line Items]
Total other current assets		2,454,298	96,095
Prepaid Insurance [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Other Current Assets [Line Items]
Total other current assets		2,392,978	67,219
Other Prepayments [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Other Current Assets [Line Items]
Total other current assets		199,323	110,326
Total other current assets [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Other Current Assets [Line Items]
Total other current assets		$ 5,046,599	$ 273,640